Equity - Dividends paid (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Equity
Dividends paid	$ 3,859,661	$ 11,186,951
Ecopetrol S.A.
Equity
Dividends paid	1,829,710	10,037,445
Interconexin Elctrica SA ESP
Equity
Dividends paid	1,058,282	356,773
Oleoducto Central S.A. - Ocensa
Equity
Dividends paid	599,985	516,284
Oleoducto de los Llanos Orientales S.A..
Equity
Dividends paid	171,290	104,205
Invercolsa S.A.
Equity
Dividends paid	145,213	126,161
Oleoducto de Colombia S.A. - ODC
Equity
Dividends paid	$ 55,181	$ 46,083